                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2
            Read instructions at end of Form before preparing Form.
                             Please print or type.

    1. Name and address of issuer:
            Security Equity Fund, 700 Harrison, Topeka, Kansas 66636-0001

    2. Name of each series or class of funds for which this notice is filed:
            Equity Series, Class A

    3. Investment Company Act File Number:  811-1136
       Securities Act File Number:  2-19458

    4. Last day of fiscal year for which this notice is filed:
            September 30, 1995

    5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the
       issuer's 24f-2 declaration:                                           / /

    6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

    7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                        3,402,780                   $19,007,343

    8. Number and amount of securities registered during the fiscal year other than pursuant to rule
       24f-2:
                   None
    9. Number and aggregate sale price of securities sold during the fiscal
       year:                           27,957,351                   $159,433,767

  10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                                        25,873,400                  $148,430,504

  11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
                                         4,858,020                 $  24,498,993
  12.  Calculation of registration fee:
       (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                                    $148,430,504

       (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                                  +$  24,498,993

                           INVESTMENT COMPANIES-FORMS




  12.  Calculation of registration fee (continued):
       (iii)Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                                   -$172,929,497

       (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                            +$                 0

       (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
            (iii), plus line (iv)] (if applicable):
                                                            +$                 0

       (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6):
                                                             x            1/2900

       (vii)Fee due [line (i) or (line (v) multiplied by line (vi)]:
                                                              $               0

  13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
       (17 CFR 202.3a)                                                       /X/

       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
             November 22, 1995

                                   SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*       Amy J. Lee
                             ----------------------
                              Amy J. Lee, Secretary

  Date        November 22, 1995
       ----------------------------

      *Please print the name and title of the signing officer below the signature.

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2
            Read instructions at end of Form before preparing Form.
                             Please print or type.

    1. Name and address of issuer:
            Security Equity Fund, 700 Harrison, Topeka, Kansas 66636-0001

    2. Name of each series or class of funds for which this notice is filed:
            Equity Series, Class B

    3. Investment Company Act File Number:  811-1136
       Securities Act File Number:  2-19458

    4. Last day of fiscal year for which this notice is filed:
            September 30, 1995

    5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the
       issuer's 24f-2 declaration:                                           / /

    6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

    7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
            None

    8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
            None

    9. Number and aggregate sale price of securities sold during the fiscal
       year:                            6,432,534                  $  36,310,779

  10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                                        6,432,534                  $  36,310,779

  11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
                                          138,507                  $     690,184

  12.  Calculation of registration fee:
       (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                                   $  36,310,779

       (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                                   $     690,184

                           INVESTMENT COMPANIES-FORMS




  12.  Calculation of registration fee (continued):
       (iii)Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                                  -$  28,090,274

       (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                                  +$           0

       (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
            (iii), plus line (iv)] (if applicable):
                                                                   $   8,910,689

       (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6):
                                                                   x      1/2900

       (vii)Fee due [line (i) or (line (v) multiplied by line (vi)]:
                                                                   $   3,072.65

   13. Check box if fees are being remitted to the Commission's lockbox depository as described in section_3a of the Commission's Rules of Informal and Other Procedures
        (17 CFR 202.3a)                                                      /X/

        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
              November 22, 1995

                                   SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*       Amy J. Lee
                            -------------------------
                              Amy J. Lee, Secretary

  Date        November 22, 1995
      -----------------------------

      *Please print the name and title of the signing officer below the signature.

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2
            Read instructions at end of Form before preparing Form.
                             Please print or type.

    1. Name and address of issuer:
            Security Equity Fund, 700 Harrison, Topeka, Kansas 66636-0001

    2. Name of each series or class of funds for which this notice is filed:
            Global Series, Class A

    3. Investment Company Act File Number:  811-1136
       Securities Act File Number:  2-19458

    4. Last day of fiscal year for which this notice is filed:
            September 30, 1995

    5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                             / /

    6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

    7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
            None

    8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
            None

    9. Number and aggregate sale price of securities sold during the fiscal year:
                                          395,288                 $    4,130,645

  10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                                          395,288                 $   4,130,645

  11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
                                           33,389                 $      340,567

  12.  Calculation of registration fee:
       (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                                  $    4,130,645

                           INVESTMENT COMPANIES-FORMS




  12.  Calculation of registration fee (continued):
       (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                                 +$      340,567

       (iii)Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                                 -$    8,249,891

       (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                                 +$            0

       (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
            (iii), plus line (iv)] (if applicable):
                                                                  $            0

       (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6):
                                                                  x       1/2900

       (vii)Fee due [line (i) or (line (v) multiplied by line (vi)]:
                                                                  $            0

  13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
       (17 CFR 202.3a)                                                       /X/

       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
            November 22, 1995

                                   SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*       Amy J. Lee
                            -------------------------
                              Amy J. Lee, Secretary

  Date        November 22, 1995
       ------------------------------

      *Please print the name and title of the signing officer below the signature.

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2
            Read instructions at end of Form before preparing Form.
                             Please print or type.

    1. Name and address of issuer:
            Security Equity Fund, 700 Harrison, Topeka, Kansas 66636-0001

    2. Name of each series or class of funds for which this notice is filed:
            Global Series, Class B

    3. Investment Company Act File Number:  811-1136
       Securities Act File Number:  2-19458

    4. Last day of fiscal year for which this notice is filed:
            September 30, 1995

    5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                             / /

    6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

    7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
            None

    8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
            None

    9. Number and aggregate sale price of securities sold during the fiscal
       year:                              366,335                 $    3,765,671

  10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                                          366,335                 $   3,765,671

  11.  Number and aggregate sale price of securities issued
       during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
                                            8,325                 $       84,001

  12.  Calculation of registration fee:
       (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                                  $    3,765,671

       (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                                 +$       84,001

                           INVESTMENT COMPANIES-FORMS




  12.  Calculation of registration fee (continued):
       (iii)Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                                 -$    2,457,104

       (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                                 +$            0

       (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
            (iii), plus line (iv)] (if applicable):
                                                                  $    1,392,568

       (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6):
                                                                x         1/2900

       (vii)Fee due [line (i) or (line (v) multiplied by line (vi)]:
                                                                $         480.20

   13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
        (17 CFR 202.3a)                                                      /X/

        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
            November 22, 1995

                                   SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*       Amy J. Lee
                           --------------------------
                              Amy J. Lee, Secretary

  Date        November 22, 1995
        ---------------------------

      *Please print the name and title of the signing officer below the signature.

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2
            Read instructions at end of Form before preparing Form.
                             Please print or type.

    1. Name and address of issuer:
            Security Equity Fund, 700 Harrison, Topeka, Kansas 66636-0001

    2. Name of each series or class of funds for which this notice is filed:
            Asset Allocation Series, Class A

    3. Investment Company Act File Number:  811-1136
       Securities Act File Number:  2-19458

    4. Last day of fiscal year for which this notice is filed:
            September 30, 1995

    5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                             / /

    6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

    7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
            None

    8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
            None

    9. Number and aggregate sale price of securities sold during the fiscal
       year:                              183,574                 $    1,846,588

  10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                                          183,574                 $    1,846,588

   11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
        (see Instruction B.7):
                                                0                 $            0

  12.  Calculation of registration fee:
       (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                                  $    1,846,588

       (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                                 +$            0

                           INVESTMENT COMPANIES-FORMS




  12.  Calculation of registration fee (continued):

       (iii)Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                               -$         28,739

       (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                               +$              0

       (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
            (iii), plus line (iv)] (if applicable):
                                                                $      1,817,849

       (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6):
                                                                x         1/2900

       (vii)Fee due [line (i) or (line (v) multiplied by line (vi)]:
                                                                $         626.84

   13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
        (17 CFR 202.3a)                                                      /X/

       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
            November 22, 1995

                                   SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*       Amy J. Lee
                            ------------------------
                              Amy J. Lee, Secretary

  Date        November 22, 1995
        ---------------------------

      *Please print the name and title of the signing officer below the signature.

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2
            Read instructions at end of Form before preparing Form.
                             Please print or type.

    1. Name and address of issuer:
            Security Equity Fund, 700 Harrison, Topeka, Kansas 66636-0001

    2. Name of each series or class of funds for which this notice is filed:
            Asset Allocation Series, Class B.

    3. Investment Company Act File Number:  811-1136
       Securities Act File Number:  2-19458

    4. Last day of fiscal year for which this notice is filed:
            September 30, 1995

    5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                             / /

    6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

    7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
            None

    8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
            None

    9. Number and aggregate sale price of securities sold during the fiscal year:
                                          146,015                $     1,469,193

  10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                                          146,015                $     1,469,193

   11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
        (see Instruction B.7):
                                                0                $             0

  12.  Calculation of registration fee:
       (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                                 $     1,469,193

       (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                                +$             0

                           INVESTMENT COMPANIES-FORMS

       (iii)Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                              -$           4,179

       (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                              +$               0

       (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
            (iii), plus line (iv)] (if applicable):
                                                                $      1,465,014

       (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6):
                                                                x         1/2900

       (vii)Fee due [line (i) or (line (v) multiplied by line (vi)]:
                                                                $         505.18

   13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
        (17 CFR 202.3a)                                                      /X/

       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
           November 22, 1995

                                   SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*       Amy J. Lee
                           ---------------------------
                              Amy J. Lee, Secretary

  Date        November 22, 1995
       ---------------------------

      *Please print the name and title of the signing officer below the signature.